CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUES	$ 1,921	$ 43,230	$ 200,974
COST OF GOODS SOLD	1,826	41,213	185,045
GROSS PROFIT	95	2,017	15,929
OPERATING EXPENSES:
Selling expenses	131	297	1,073
General and administrative expenses	1,498	3,069	3,802
Total operating expenses	1,629	3,366	4,875
(LOSS) INCOME FROM OPERATIONS	(1,534)	(1,349)	11,054
OTHER INCOME (EXPENSES):
Interest income	220	338	12
Interest expense	(57)	(304)	(260)
Other income (expense), net	(8)	$ 319	$ 192
Loss on change in fair value of convertible notes	(1,041)
Change in fair value of warrant derivative liability	2	$ 19	$ (3)
Total other income (expenses), net	(884)	372	(59)
(LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	$ (2,418)	(977)	10,995
PROVISION FOR INCOME TAXES		1,311	2,551
NET (LOSS) INCOME	$ (2,418)	(2,288)	8,444
OTHER COMPREHENSIVE INCOME:
Foreign currency translation adjustment	(5,258)	(36)	805
Realization of foreign currency translation gain relating to disposal of a subsidiary		(805)
COMPREHENSIVE (LOSS) INCOME	$ (7,676)	$ (3,129)	$ 9,249
(LOSS) INCOME PER SHARE:
Basic	$ (0.55)	$ (0.53)	$ 1.96
Diluted	$ (0.55)	$ (0.53)	$ 1.96
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	4,400,298	4,351,517	4,298,297
Diluted	4,400,298	4,351,517	4,298,297